Segment Financial Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Financial Information
Percentage of total consolidated Revenues, premium revenues	27.00%	27.00%	25.00%